UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2012 to December 31, 2012

Date of Report (Date of earliest event reported): December 31, 2012

Balboa Capital Corporation1

Commission File Number of securitizer:

Central Index Key Number of securitizer: 0001395489

David Chiurazzi, Chief Financial Officer, 949-553-3499

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☒

[1]	Balboa Capital Corpoation, as securitizer, did not have any asset-backed securities outstanding during the reporting period, including asset-backed securities privately issued by affiliated entities.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Balboa Capital Corporation (Securitizer)

By:	/s/ Patrick E. Byrne
Name:	Patrick E. Byrne
Title:	President and Chief Executive Officer

Date: June 29, 2015